Expense Example - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio	Apr. 29, 2023 USD ($)
VIP Government Money Market Portfolio - Initial Class
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	306
VIP Government Money Market Portfolio - Service Class
Expense Example:
1 year	35
3 years	109
5 years	191
10 years	431
VIP Government Money Market Portfolio - Service Class 2
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616